SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Liquidity and management plan (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 14, 2024	Dec. 31, 2023
Liquidity and management plan
Working capital		$ (7,258)
Maximum proceeds from employee retention credit to be utilized		12,354
Amount of future proceeds from employee retention credit recognised in current receivables		$ 5,238
Subsequent Events
Liquidity and management plan
Interest rate	13.00%
New Debt Securities | Subsequent Events
Liquidity and management plan
Debt issued	$ 40,000
Senior notes with Interest Rate 12.5%, Due 2024
Liquidity and management plan
Interest rate	12.50%
Senior notes with Interest Rate 12.5%, Due 2024 | Subsequent Events
Liquidity and management plan
Restructuring Transaction Percentage Of Aggregate Outstanding Principal	99.00%
Interest rate	12.50%